Stockholders’ (deficit) equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of stockholders equity
Schedule of stockholders equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	229,818,370	229,818,370
Class V Common Stock	275,000,000	35,402,821	35,402,821
Preferred Stock	10,000,000	-	-
Total shares as of June 30, 2023	975,000,000	265,221,191	265,221,191

The table set forth below reflects information about the Company’s equity as of December 31, 2022.

	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338

Schedule of Stockholders Equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338

Schedule of operating lease payments
Schedule of operating lease payments
Years Ending December 31,
2023	1,151
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	3,414
Less: Imputed interest	(640)
Total operating lease liabilities	$2,774

Schedule of reconciliation to the amount of the liabilities
Years Ending December 31,
2023	$2,276
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	4,539
Less: Imputed interest	(833)
Total operating lease liabilities	$3,706